Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 23, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Document Period End Date	Dec. 31, 2011
Entity Registrant Name	LaPorte Bancorp, Inc.
Entity Central Index Key	0001400848
Entity Filer Category	Smaller Reporting Company
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		4,660,871
Entity Well-known Seasoned Issuer	No
Entity Public Float			$ 42,836,630
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No